Northern Lights Fund Trust

         Zeo Strategic Income Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Zeo Strategic Income Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 17, 2014, (SEC Accession No. 0000910472-14-004222).